AB Cap Fund, Inc.

AB Select US Equity Portfolio

Portfolio of Investments

September 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.4%
Information Technology – 18.7%
Communications Equipment – 0.8%
Motorola Solutions, Inc.	6,860	$1,536,434

IT Services – 2.7%
PayPal Holdings, Inc.(a)	5,738	493,870
Visa, Inc. - Class A	26,536	4,714,120

		5,207,990

Semiconductors & Semiconductor Equipment – 3.1%
Advanced Micro Devices, Inc.(a)	10,959	694,362
Broadcom, Inc.	4,112	1,825,769
NVIDIA Corp.	8,997	1,092,146
NXP Semiconductors NV	8,657	1,276,994
QUALCOMM, Inc.	9,909	1,119,519

		6,008,790

Software – 6.1%
Microsoft Corp.	42,962	10,005,850
Oracle Corp.	19,702	1,203,201
Salesforce, Inc.(a)	3,747	538,969

		11,748,020

Technology Hardware, Storage & Peripherals – 6.0%
Apple, Inc.	84,141	11,628,286

		36,129,520

Financials – 17.9%
Banks – 7.0%
Fifth Third Bancorp	86,413	2,761,760
M&T Bank Corp.	12,700	2,239,264
PNC Financial Services Group, Inc. (The)	38,148	5,700,074
Wells Fargo & Co.	69,451	2,793,319

		13,494,417

Capital Markets – 3.5%
Charles Schwab Corp. (The)	61,764	4,438,979
Goldman Sachs Group, Inc. (The)	1,423	417,010
Jefferies Financial Group, Inc.	31,556	930,902
S&P Global, Inc.	3,120	952,692

		6,739,583

Diversified Financial Services – 6.4%
Berkshire Hathaway, Inc. - Class B(a)	45,980	12,277,579

Insurance – 1.0%
Progressive Corp. (The)	16,238	1,887,018

		34,398,597

Health Care – 16.4%
Health Care Equipment & Supplies – 1.0%
Abbott Laboratories	18,697	1,809,122

Company	Shares	U.S. $ Value

Health Care Providers & Services – 6.0%
HCA Healthcare, Inc.	6,611	$1,215,036
Humana, Inc.	8,456	4,102,767
UnitedHealth Group, Inc.	12,383	6,253,910

		11,571,713

Life Sciences Tools & Services – 3.2%
Danaher Corp.	7,896	2,039,458
Thermo Fisher Scientific, Inc.	8,198	4,157,943

		6,197,401

Pharmaceuticals – 6.2%
Eli Lilly & Co.	6,572	2,125,056
Johnson & Johnson	34,893	5,700,120
Pfizer, Inc.	93,821	4,105,607

		11,930,783

		31,509,019

Industrials – 13.7%
Aerospace & Defense – 4.3%
Northrop Grumman Corp.	6,903	3,246,619
Raytheon Technologies Corp.	62,696	5,132,295

		8,378,914

Commercial Services & Supplies – 1.1%
Republic Services, Inc.	15,735	2,140,589

Industrial Conglomerates – 3.1%
Honeywell International, Inc.	35,223	5,881,184

Machinery – 0.8%
Deere & Co.	4,904	1,637,397

Professional Services – 0.6%
Jacobs Solutions, Inc.	10,139	1,099,980

Road & Rail – 3.8%
CSX Corp.	72,375	1,928,070
Norfolk Southern Corp.	16,539	3,467,401
Union Pacific Corp.	9,794	1,908,067

		7,303,538

		26,441,602

Energy – 7.0%
Energy Equipment & Services – 0.2%
Schlumberger NV	12,067	433,205

Oil, Gas & Consumable Fuels – 6.8%
Chevron Corp.	11,592	1,665,423
EOG Resources, Inc.	30,793	3,440,502
EQT Corp.	29,384	1,197,398
Exxon Mobil Corp.	37,669	3,288,880
Occidental Petroleum Corp.	24,514	1,506,385
Pioneer Natural Resources Co.	9,031	1,955,483

		13,054,071

		13,487,276

Company	Shares	U.S. $ Value

Consumer Discretionary – 6.8%
Hotels, Restaurants & Leisure – 1.9%
Booking Holdings, Inc.(a)	574	$943,202
McDonald’s Corp.	12,139	2,800,953

		3,744,155

Internet & Direct Marketing Retail – 2.5%
Amazon.com, Inc.(a)	42,745	4,830,185

Specialty Retail – 2.4%
Home Depot, Inc. (The)	14,425	3,980,435
Lowe’s Cos., Inc.	3,077	577,891

		4,558,326

		13,132,666

Consumer Staples – 6.5%
Beverages – 3.3%
PepsiCo, Inc.	39,136	6,389,343

Food & Staples Retailing – 1.7%
Costco Wholesale Corp.	4,745	2,240,921
Kroger Co. (The)	23,357	1,021,869

		3,262,790

Household Products – 1.5%
Procter & Gamble Co., (The)	22,318	2,817,648

		12,469,781

Communication Services – 6.4%
Diversified Telecommunication Services – 0.3%
Comcast Corp. - Class A	20,264	594,343

Entertainment – 0.7%
Walt Disney Co. (The)(a)	13,837	1,305,244

Interactive Media & Services – 4.0%
Alphabet, Inc. - Class A(a)	64,896	6,207,303
Meta Platforms, Inc. - Class A(a)	11,002	1,492,751

		7,700,054

Wireless Telecommunication Services – 1.4%
T-Mobile US, Inc.(a)	20,798	2,790,468

		12,390,109

Utilities – 1.5%
Electric Utilities – 1.5%
NextEra Energy, Inc.	36,582	2,868,395

Materials – 0.9%
Chemicals – 0.9%
FMC Corp.	15,795	1,669,531

Real Estate – 0.6%
Equity Real Estate Investment Trusts (REITs) – 0.6%
SBA Communications Corp.	4,041	1,150,271

Total Common Stocks (cost $146,672,147)		185,646,767

Company		Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 3.3%
Investment Companies – 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(b) (c) (d) (cost $6,129,566)		6,129,566	$6,129,566

	Principal Amount (000)
Time Deposits – 0.1%
BBH, Grand Cayman
1.17%, 10/03/2022	GBP	41	46,084
2.07%, 10/03/2022	CAD	5	3,782
Citibank, London 0.29%, 10/03/2022	EUR	35	34,238
Hong Kong & Shanghai Bank, Hong Kong 0.95%, 10/03/2022	HKD	153	19,479
Sumitomo, Tokyo (0.40)%, 10/03/2022	JPY	1,519	10,493

Total Time Deposits (cost $114,076)			114,076

Total Short-Term Investments (cost $6,243,642)			6,243,642

Total Investments – 99.7% (cost $152,915,789)(e)			191,890,409
Other assets less liabilities – 0.3%			650,719

Net Assets – 100.0%			$192,541,128

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)

As of September 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $43,565,204 and gross unrealized depreciation of investments was $(4,590,584), resulting in net unrealized appreciation of $38,974,620.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

Glossary:

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Select US Equity Portfolio

September 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$185,646,767	$-0-	$-0-	$185,646,767
Short-Term Investments:
Investment Companies	6,129,566	-0-	-0-	6,129,566
Time Deposits	-0-	114,076	-0-	114,076

Total Investments in Securities	191,776,333	114,076	-0-	191,890,409
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$191,776,333	$114,076	$-0-	$191,890,409

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2022 is as follows:

Fund	Market Value 6/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,757	$28,687	$29,314	$6,130	$27
Government Money Market Portfolio*	-0-	1,860	1,860	-0-	0	**
Total				$6,130	$27

*	Investment of cash collateral for securities lending transactions.

**	Amount is less than $500.